Nature of business, basis of presentation and summary of significant accounting policies (10K) (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 342
2016	323
2017	268
Total	$ 933